Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 9	$ 159	$ 209
Impairment of property, plant and equipment		335
Net proceeds	$ 333	$ 16	$ 7